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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21430

USA REIT FUND LLC
(Exact name of registrant as specified in charter)

425 Walnut Street, Cincinnati, Ohio, 45202 USA
(Address of principal executive offices) (Zip code)

Delaware Corporate Organizers, Inc., 1201 N Market Street, 18th Floor, Wilmington, New Castle County, Delaware 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-287-3744

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record

Company	Ticker	CUSIP	Shareholder	Matter Voted On	Proposer	Voted	Fund's	For/Against
			Meeting				Vote	Management
Date
AMLI Residential	AML	001735109	4/26/2004	Elect Directors	Mgmt	Yes	For	For
Properties Trust
				Ratify Auditors	Mgmt	Yes	For	For
Arden Realty Inc.	ARI	039793104	5/11/2004	Elect Directors	Mgmt	Yes	For	For

				Submit Severance Agreement	Share	Yes	For	Against
				(Change-in-Control) to Shareholder	Holder
Vote
Bedford Property	BED	076446301	5/13/2004	Elect Directors	Mgmt	Yes	For	For
Investors Inc.
				Amend Non-Employee Director Stock	Mgmt	Yes	For	For
Option Plan

				Ratify Auditors	Mgmt	Yes	For	For
Brandywine Realty	BDN	105368203	5/03/2004	Elect Directors:
Trust				Elect Trustee Walter D'Alessio	Mgmt	Yes	For	For
				Elect Trustee D. Pike Aloian	Mgmt	Yes	For	For
				Elect Trustee Donald E. Axinn	Mgmt	Yes	For	For
				Elect Trustee Robert C. Larson	Mgmt	Withhold		N/A
				Elect Trustee Anthony A. Nichols Sr	Mgmt	Yes	For	For
				Elect Trustee Chares P. Pizzi	Mgmt	Yes	For	For
				Elect Trustee Gerard H. Sweeney	Mgmt	Yes	For	For

				Submit Severance Agreement	Share	Yes	For	Against
				(Change-in-Control) to Shareholder	Holder
Vote

Company	Ticker	CUSIP	Shareholder	Matter Voted On	Proposer	Voted	Fund's	For/Against
			Meeting				Vote	Management
Date
CarrAmerica Realty	CRE	144418100	4/29/2004	Elect Directors	Mgmt	Yes	For	For
Corp.
				Establish Term Limits for Directors	Share	Yes	Against	For
Holder
Colonial Properties	CLP	195872106	4/21/2004	Elect Directors	Mgmt	Yes	For	For
Trust
				Ratify Auditors	Mgmt	Yes	For	For

				Declassify the Board of Trustees	Mgmt	Yes	For	For
Crescent Real Estate	CEI	225756105	6/28/2004	Elect Directors	Mgmt	Yes	For	For
Equities Company
				Ratify Auditors	Mgmt	Yes	For	For
Equity Office	EOP	294741103	5/19/2004	Elect Directors	Mgmt	Yes	For	For
Properties Trust
				Ratify Auditors	Mgmt	Yes	For	For
First Industrial Realty	FR	32054K103	5/12/2004	Elect Directors:
Trust Inc.				Jay H. Shidler	Mgmt	Yes	For	For
				J. Steven Wilson	Mgmt	Withhold		N/A

				Ratify Auditors	Mgmt	Yes	For	For
Gables Residential	GBP	362418105	5/21/2004	Elect Directors:
Trust				Elect Trustee Marcus E. Bromley	Mgmt	Withhold		N/A
				Elect Trustee James D. Motta	Mgmt	Yes	For	For
				Elect Trustee Chris C. Stroup	Mgmt	Yes	For	For

				Approve Omnibus Stock Plan	Mgmt	Yes	For	For
Getty Realty Corp.	GTY	374297109	5/20/2004	Elect Directors:
				Milton Cooper	Mgmt	Withhold		N/A
				Philip Coviello	Mgmt	Yes	For	For
				Leo Liebowitz	Mgmt	Yes	For	For
				Howard Safenowitz	Mgmt	Yes	For	For
				Warren Wintrub	Mgmt	Yes	For	For

				Approve Omnibus Stock Plan	Mgmt	Yes	For	For

				Ratify Auditors	Mgmt	Yes	For	For
Glimcher Realty Trust	GRT	379302102	5/07/2004	Elect Directors	Mgmt	Yes	For	For

				Ratify Auditors	Mgmt	Yes	For	For

				Approve Omnibus Stock Plan	Mgmt	Yes	For	For
Health Care Property	HCP	421915109	5/07/2004	Elect Directors	Mgmt	Yes	For	For
Investors Inc.
				Increase Authorized Common Stock	Mgmt	Yes	Against	Against

				Declassify the Board of Directors	Mgmt	Yes	For	For

				Ratify Auditors	Mgmt	Yes	For	For
Health Care REIT Inc.	HCN	42217K106	5/06/2004	Elect Directors:
				Thomas J. DeRosa	Mgmt	Yes	For	For
				Jeffery H. Donahue	Mgmt	Yes	For	For
				Bruce G. Thompson	Mgmt	Withhold		N/A

				Ratify Auditors	Mgmt	Yes	For	For
Healthcare Realty	HR	421946104	5/11/2004	Elect Directors	Mgmt	Yes	For	For
Trust Inc.
Highwoods Properties	HIW	431284108	5/18/2004	Elect Directors	Mgmt	Yes	For	For
Inc.
				Ratify Auditors	Mgmt	Yes	For	For

				Other Business	Mgmt	Yes	Against	Against
Hospitality Properties	HPT	44106M102	5/11/2004	Elect Directors	Mgmt	Withhold		N/A
Trust
HRPT Properties	HRP	40426W101	5/11/2004	Elect Directors	Mgmt	Yes	For	For
Trust

Company	Ticker	CUSIP	Shareholder	Matter Voted On	Proposer	Voted	Fund's	For/Against
			Meeting				Vote	Management
Date
iStar Financial Inc.	SFI	45031U101	5/25/2004	Elect Directors:
				Jay Sugarman	Mgmt	Withhold		N/A
				Willis Andersen Jr	Mgmt	Yes	For	For
				Robert W. Holman	Mgmt	Yes	For	For
				Robin Josephs	Mgmt	Withhold		N/A
				John G. McDonald	Mgmt	Withhold		N/A
				George R. Puskar	Mgmt	Yes	For	For
				Jeffrey A. Weber	Mgmt	Yes	For	For

				Amend Deferred Compensation Plan	Mgmt	Yes	For	For

				Amend Omnibus Stock Plan	Mgmt	Yes	Against	Against

				Ratify Auditors	Mgmt	Yes	For	For
Keystone Property	KTR	493596100	6/03/2004	Elect Directors	Mgmt	Yes	For	For
Trust
				Declassify Board of Trustees	Mgmt	Yes	For	For
Koger Equity Inc.		500228101	6/03/2004	Elect Directors:
				D. Pike Aloian	Mgmt	Yes	For	For
				Benjamin C. Bishop Jr.	Mgmt	Yes	For	For
				Thomas J. Crocker	Mgmt	Withhold		N/A
				David B. Hiley	Mgmt	Withhold		N/A
				Victor A. Hughes Jr.	Mgmt	Withhold		N/A
				George F. Staudter	Mgmt	Yes	For	For
				James C. Teagle	Mgmt	Withhold		N/A

				Ratify Auditors	Mgmt	Yes	For	For

				Change Company Name	Mgmt	Yes	For	For

				Amend Omnibus Stock Plan	Mgmt	Yes	For	For
Liberty Property Trust	LRY	531172104	5/05/2004	Elect Directors	Mgmt	Yes	For	For

				Amend Stock Ownership Limitations	Mgmt	Yes	For	For

				Amend Articles	Mgmt	Yes	For	For

				Amend Omnibus Stock Plan	Mgmt	Yes	For	For
Mack-Cali Realty	CLI	554489104	5/20/2004	Elect Directors	Mgmt	Yes	For	For
Corp.
				Ratify Auditors	Mgmt	Yes	For	For

				Approve Omnibus Stock Plan	Mgmt	Yes	For	For

				Adopt a Policy Governing Related	Share	Yes	Against	For
				Party Transactions	holder
Maguire Properties	MPG	559775101	6/03/2004	Elect Directors	Mgmt	Yes	For	For
Inc.
				Ratify Auditors	Mgmt	Yes	For	For
Mid-America	MAA	59522J103	5/24/2004	Elect Directors	Mgmt	Yes	For	For
Apartment
Communities Inc.				Ratify Auditors	Mgmt	Yes	For	For

				Amend Charter	Mgmt	Yes	Against	Against

				Approve Omnibus Stock Plan	Mgmt	Yes	For	For
Nationwide Health	NHP	638620104	4/16/2004	Elect Directors:
Properties Inc.				David R. Banks	Mgmt	Withhold		N/A
				Douglas M. Pasquale	Mgmt	Yes	For	For
				Jack D. Samuelson	Mgmt	Yes	For	For
New Plan Excel	NXL	648053106	5/12/2004	Elect Directors	Mgmt	Yes	For	For
Realty Trust Inc.
Omega Healthcare	OHI	681936100	6/03/2004	Elect Directors	Mgmt	Yes	For	For
Investors Inc.
				Increase Authorized Preferred Stock	Mgmt	Yes	For	For

Company	Ticker	CUSIP	Shareholder	Matter Voted On	Proposer	Voted	Fund's	For/Against
			Meeting				Vote	Management
Date
				Approve Omnibus Stock Plan	Mgmt	Yes	For	For
Prentiss Properties	PP	740706106	5/05/2004	Elect Directors	Mgmt	Yes	For	For
Trust
				Ratify Auditors	Mgmt	Yes	For	For

				Amend Omnibus Stock Plan	Mgmt	Yes	For	For

				Amend Omnibus Stock Plan	Mgmt	Yes	For	For
Ramco-Gershenson	RPT	751452202	6/10/2004	Elect Directors	Mgmt	Yes	For	For
Properties Trust
				Ratify Auditors	Mgmt	Yes	For	For
Senior Housing	SNH	81721M109	5/11/2004	Elect Directors	Mgmt	Yes	For	For
Properties Trust
Sovran Self Storage	SSS	84610H108	5/13/2004	Elect Directors:
Inc.				Robert J. Attea	Mgmt	Withhold		N/A
				Kenneth F. Myszka	Mgmt	Withhold		N/A
				John E. Burns	Mgmt	Yes	For	For
				Michael A. Elia	Mgmt	Yes	For	For
				Anthony P. Gammie	Mgmt	Yes	For	For
				Charles E. Lannon	Mgmt	Withhold		N/A

				Amend Non-Employee Director	Mgmt	Yes	For	For
Omnibus Stock Plan

				Approve Outside Director Stock	Mgmt	Yes	For	For
Awards/Options in Lieu of Cash

				Ratify Auditors	Mgmt	Yes	For	For
Glenborough Realty	GLB	37803P105	05/05/2004	Elect Directors:
Trust Inc.				Andrew Batinovich	Mgmt	No
				Laura Wallace	Mgmt	No
Heritage Property	HTG	42725M107	05/07/2004	Elect Directors:
Investment Trust				Joseph L. Barry	Mgmt	No
				Richard C. Garrision	Mgmt	No
				David W. Laughton	Mgmt	No
				Kevin C. Phelan	Mgmt	No

				Other Business	Mgmt	No
The Town and	TCT	892081100	05/07/2004	Elect Trustees:
Country Trust				Harvey Schulweis	Mgmt	No
				Nancy Lerner Beck	Mgmt	No
				James H. Berick	Mgmt	No
				H. Grant Hathaway	Mgmt	No
				Milton A. Wolf	Mgmt	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USA REIT Fund LLC

By:	/s/ "Peter A. Braaten"	By:	/s/ "David E. Roode"
	Peter A. Braaten		David E. Roode
	Chief Executive Officer		Chief Financial Officer

Date:	August 25, 2004